Cash flow from operations (Tables)	12 Months Ended
Jun. 30, 2019
Cash flow from operations
Schedule of cash flow from operations

Earnings before interest and tax (EBIT)		9 697	17 747	31 705
Adjusted for
share of profits of equity accounted investments	20	(1 074)	(1 443)	(1 071)
equity-settled share-based payment	35	1 659	3 776	463
depreciation and amortisation		17 968	16 425	16 204
effect of remeasurement items	9	18 645	9 901	1 616
movement in long-term provisions
income statement charge	31	430	(596)	228
utilisation	31	(1 099)	(729)	(969)
movement in short-term provisions		(3)	25	(215)
movement in post-retirement benefits		635	(561)	356
translation effects		(199)	(121)	(11)
write-down of inventories to net realisable value		371	234	470
movement in financial assets and liabilities		864	2 415	(3 120)
movement in other receivables and payables		601	(244)	50
other non-cash movements		493	(191)	530

		48 988	46 638	46 236